UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd., Houston, TX	77024-3925
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(888) 345-1898

Date of fiscal year end:	10/31

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

Africa Fund

 (CAFRX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Africa Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa Fund	$93	1.75%

How did the Fund perform during the reporting period?

The Africa Fund reported a net asset value (NAV) of $11.76 per share as of April 30, 2026, up from $10.73 on October 31, 2025. For the six-month period, the Fund generated a total return of 14.07%, including the effect of the $0.454 per-share distribution paid in December 2025.

Performance was supported by investments in the financials, materials, and industrials sectors. The largest individual contributors included Capitec Bank Holdings Ltd., AngloGold Ashanti plc, Grindrod Ltd., Gold Fields Ltd. ADR, and Endeavour Mining plc.

The Fund’s exposure to the consumer discretionary sector detracted from performance. Notable individual detractors included Naspers Ltd., Mr Price Group Ltd., Kumba Iron Ore Ltd., Nampak Ltd., and Sappi Ltd. In addition, the 3.9% depreciation of the South African rand against the U.S. dollar negatively affected returns for U.S.-dollar investors.

As of April 30, 2026, the Fund’s portfolio consisted of 41 equity positions, including common stocks and ADRs, as well as a South African government bond and a money market investment. The portfolio remained diversified across holdings that the Adviser believes have attractive long-term fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Africa Fund
Dow Jones Africa Titans 50 Index
MSCI Emerging Markets Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,175
$20,217
$18,224
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Africa Fund	Dow Jones Africa Titans 50 Index	MSCI Emerging Markets Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,043	$10,007	$11,913
Apr-2018	$13,317	$12,238	$14,500
Apr-2019	$11,160	$10,992	$13,769
Apr-2020	$6,662	$8,540	$12,117
Apr-2021	$11,193	$11,343	$18,019
Apr-2022	$12,069	$11,752	$14,716
Apr-2023	$10,360	$10,579	$13,758
Apr-2024	$10,181	$10,577	$15,117
Apr-2025	$12,700	$12,288	$16,481
Apr-2026	$18,224	$20,217	$24,175

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Africa Fund	43.50%	10.24%	6.19%
Dow Jones Africa Titans 50 Index	64.52%	12.25%	7.29%
MSCI Emerging Markets Index	46.68%	6.05%	9.23%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 345-1898. or visit https://www.commonwealthfunds.com/pricing/.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$6,955,356
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$0
Portfolio Turnover	1%

Sector Weighting (% of net assets)

Financials
32.1%
Materials
25.8%
Communications
9.8%
Consumer Discretionary
7.2%
Consumer Staples
7.8%
Industrials
6.7%
Real Estate
5.1%
Money Market Funds
1.8%
Health Care
2.2%
Sovereign
1.3%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Sovereign	1.3%
Health Care	2.2%
Money Market Funds	1.8%
Real Estate	5.1%
Industrials	6.7%
Consumer Staples	7.8%
Consumer Discretionary	7.2%
Communications	9.8%
Materials	25.8%
Financials	32.1%

Country Weighting (% of net assets)

South Africa
89.5%
United Kingdom
6.5%
Egypt
1.8%
United States
1.8%

Table Summary
Value	Value
United States	1.8%
Egypt	1.8%
United Kingdom	6.5%
South Africa	89.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Capitec Bank Holdings Ltd.	11.2%
Gold Fields Ltd.	5.0%
Standard Bank Group Ltd.	4.8%
MTN Group Ltd.	4.5%
Naspers Ltd., N Shares	4.0%
AngloGold Ashanti PLC	4.0%
DataTec Ltd.	3.4%
Vukile Property Fund Ltd.	3.2%
Grindrod Ltd.	3.1%
Discovery Ltd.	2.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Africa Fund -  (CAFRX)

Semi-Annual Shareholder Report - April 30, 2026

TSR-SAR 043026-CAFRX

Commonwealth Australia/New Zealand Fund

(CNZLX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Commonwealth Australia/New Zealand Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Australia/New Zealand Fund	$134	2.71%

How did the Fund perform during the reporting period?

The Commonwealth Australia/New Zealand Fund reported a net asset value (NAV) of $12.68 per share as of April 30, 2026, compared with $12.78 per share on October 31, 2025. For the six-month period, the Fund generated a total return of -0.26%, including the effect of the $0.065 per-share distribution paid in December 2025.

Performance was supported by investments in the financials, materials, and consumer staples sectors. The largest individual contributors included Lynas Rare Earths Ltd., Qube Holdings Ltd., Telstra Group Ltd., Tower Ltd., and APA Group. In addition, the appreciation of the Australian dollar and New Zealand dollar against the U.S. dollar positively affected returns for U.S.-dollar investors. During the six-month period, the Australian dollar appreciated 10.0%, while the New Zealand dollar appreciated 3.2%.

The Fund’s investments in the health care, industrials, and consumer discretionary sectors detracted from performance. Notable individual detractors included South Port New Zealand Ltd., Cochlear Ltd., Lotus Resources Ltd., Ryman Healthcare Ltd., and Freightways Group Ltd.

As of April 30, 2026, the Fund’s portfolio consisted of 40 equity positions, including common stocks and ADRs, as well as a money market investment. The portfolio remained diversified across holdings that the Adviser believes have attractive long-term fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Australia/New Zealand Fund
Australian All Ordinaries Index
MSCI ACWI ex USA Index
NZX 50 Index
$30,000
$20,000
$10,000
$0
$26,166
$23,888
$15,970
$13,861
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Commonwealth Australia/New Zealand Fund	Australian All Ordinaries Index	MSCI ACWI ex USA Index	NZX 50 Index
Apr-2016	$10,000	$10,000	$10,000	$9,999
Apr-2017	$11,496	$11,631	$11,259	$10,643
Apr-2018	$12,074	$12,676	$13,050	$12,510
Apr-2019	$11,997	$13,229	$12,629	$14,050
Apr-2020	$10,212	$11,247	$11,175	$13,595
Apr-2021	$15,852	$17,953	$15,978	$19,173
Apr-2022	$14,741	$18,414	$14,330	$16,132
Apr-2023	$12,866	$17,728	$14,767	$15,622
Apr-2024	$10,990	$19,346	$16,144	$14,835
Apr-2025	$11,473	$20,971	$18,069	$14,833
Apr-2026	$13,861	$26,166	$23,888	$15,970

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Commonwealth Australia/New Zealand Fund	20.82%	-2.65%	3.32%
Australian All Ordinaries Index	24.73%	7.82%	10.10%
MSCI ACWI ex USA Index	32.20%	8.38%	9.10%
NZX 50 Index	7.63%	-3.59%	4.79%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 345-1898. or visit https://www.commonwealthfunds.com/pricing/.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$13,302,681
Number of Portfolio Holdings	41
Advisory Fee	$49,395
Portfolio Turnover	3%

Sector Weighting (% of net assets)

Industrials
44.5%
Financials
16.2%
Health Care
10.6%
Communications
5.2%
Materials
4.2%
Utilities
3.9%
Consumer Discretionary
3.7%
Consumer Staples
3.7%
Real Estate
3.0%
Technology
1.4%
Money Market Funds
0.8%
Other Assets in Excess of Liabilities
2.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	0.8%
Technology	1.4%
Real Estate	3.0%
Consumer Staples	3.7%
Consumer Discretionary	3.7%
Utilities	3.9%
Materials	4.2%
Communications	5.2%
Health Care	10.6%
Financials	16.2%
Industrials	44.5%

Country Weighting (% of net assets)

New Zealand
59.7%
Australia
34.9%
United States
2.6%

Table Summary
Value	Value
United States	2.6%
Australia	34.9%
New Zealand	59.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
South Port New Zealand Ltd.	12.7%
Infratil Ltd.	8.7%
Freightways Ltd.	5.8%
Brambles Ltd.	5.7%
Mainfreight Ltd.	5.3%
Telstra Corp. Ltd.	4.7%
ikeGPS Group Ltd.	4.5%
Skellerup Holdings Ltd.	3.9%
Briscoe Group Ltd.	3.7%
Lynas Rare Earth Ltd.	3.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Australia/New Zealand Fund -  (CNZLX)

Semi-Annual Shareholder Report - April 30, 2026

TSR-SAR 043026-CNZLX

Commonwealth Global Fund

(CNGLX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Commonwealth Global Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Global Fund	$121	2.41%

How did the Fund perform during the reporting period?

The Commonwealth Global Fund reported a net asset value (NAV) of $21.31 per share as of April 30, 2026, compared with $21.46 per share on October 31, 2025. For the six-month period, the Fund generated a total return of 2.81%, including the effect of the $0.73 per-share distribution paid in December 2025.

Performance was supported by investments in the industrials, energy, and health care sectors. Geographically, the Fund’s holdings in the United States, France, and Taiwan contributed positively to returns. The largest individual contributors included Caterpillar, Inc., Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Chevron Corp., Roche Holding Ltd. ADR, and TotalEnergies SE ADR.

The Fund’s investments in the consumer discretionary, information technology, and financials sectors detracted from performance. On a geographic basis, exposure to India, Japan, and Israel weighed on returns. Notable individual detractors included HDFC Bank Ltd. ADR, Microsoft Corp., Sony Group Corp. ADR, NICE Ltd. ADR, and Thermo Fisher Scientific, Inc.

As of April 30, 2026, the Fund’s portfolio consisted of 41 equity positions, including common stocks and ADRs, as well as a money market investment. The portfolio remained diversified across holdings that the Adviser believes have attractive long-term fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Global Fund
MSCI ACWI Index
$40,000
$30,000
$20,000
$10,000
$0
$31,770
$17,412
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Commonwealth Global Fund	MSCI ACWI Index
Apr-2016	$10,000	$10,000
Apr-2017	$10,935	$11,513
Apr-2018	$11,669	$13,144
Apr-2019	$11,886	$13,810
Apr-2020	$10,719	$13,125
Apr-2021	$15,335	$19,129
Apr-2022	$14,016	$18,088
Apr-2023	$14,189	$18,461
Apr-2024	$15,099	$21,685
Apr-2025	$15,122	$24,252
Apr-2026	$17,412	$31,770

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Commonwealth Global Fund	15.15%	2.57%	5.70%
MSCI ACWI Index	31.00%	10.68%	12.25%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 345-1898. or visit https://www.commonwealthfunds.com/pricing/.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$17,325,030
Number of Portfolio Holdings	42
Advisory Fee	$63,277
Portfolio Turnover	1%

Sector Weighting (% of net assets)

Technology
25.4%
Industrials
16.2%
Health Care
11.3%
Financials
10.3%
Consumer Discretionary
10.1%
Consumer Staples
9.3%
Energy
7.7%
Communications
3.2%
Utilities
2.2%
Materials
2.1%
Money Market Funds
2.1%

Table Summary
Value	Value
Money Market Funds	2.1%
Materials	2.1%
Utilities	2.2%
Communications	3.2%
Energy	7.7%
Consumer Staples	9.3%
Consumer Discretionary	10.1%
Financials	10.3%
Health Care	11.3%
Industrials	16.2%
Technology	25.4%

Country Weighting (% of net assets)

United States
51.8%
United Kingdom
8.4%
Germany
6.8%
Switzerland
5.1%
France
4.6%
Taiwan Province of China
4.6%
Japan
3.8%
Norway
3.2%
India
2.3%
South Africa
2.4%
Panama
2.0%
Israel
1.6%
Mexico
1.5%
Denmark
1.0%
Ireland
0.8%
Netherlands
0.1%

Table Summary
Value	Value
Netherlands	0.1%
Ireland	0.8%
Denmark	1.0%
Mexico	1.5%
Israel	1.6%
Panama	2.0%
South Africa	2.4%
India	2.3%
Norway	3.2%
Japan	3.8%
Taiwan Province of China	4.6%
France	4.6%
Switzerland	5.1%
Germany	6.8%
United Kingdom	8.4%
United States	51.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	7.0%
Siemens AG	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
NetApp, Inc.	4.5%
Caterpillar, Inc.	4.1%
AstraZeneca PLC	4.0%
Chevron Corp.	3.9%
JPMorgan Chase & Co.	3.8%
Miller Industries, Inc.	3.7%
Microsoft Corp.	3.5%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Global Fund -  (CNGLX)

Semi-Annual Shareholder Report - April 30, 2026

TSR-SAR 043026-CNGLX

Commonwealth Japan Fund

(CNJFX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Commonwealth Japan Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Japan Fund	$94	1.75%

How has the Fund performed over the last ten years?

The Commonwealth Japan Fund reported a net asset value (NAV) of $4.93 per share as of April 30, 2026, up from $4.28 per share on October 31, 2025. For the six-month period, the Fund generated a total return of 16.56%, including the effect of the $0.05 per-share distribution paid in December 2025.

Performance was supported by investments in the industrials, financials, and information technology sectors. The largest individual contributors included Meidensha Corp., Kajima Corp., ORIX Corp., Asahi Intecc Co., Ltd., and Sumitomo Realty & Development Co., Ltd.

The Fund’s investments in the consumer staples sector detracted from performance. Notable individual detractors included Terumo Corp., Hitachi Ltd., Yamato Holdings Co., Ltd., and Nitori Holdings Co., Ltd. In addition, the 1.5% depreciation of the Japanese yen against the U.S. dollar negatively affected returns for U.S.-dollar investors.

As of April 30, 2026, the Fund’s portfolio consisted of 44 equity positions, as well as one investment-grade corporate bond and a money market position. The portfolio remained diversified across holdings that the Adviser believes have attractive long-term fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Japan Fund
Tokyo Stock Price Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,304
$15,960
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Commonwealth Japan Fund	Tokyo Stock Price Index
Apr-2016	$10,000	$10,000
Apr-2017	$10,549	$11,352
Apr-2018	$12,348	$13,710
Apr-2019	$11,616	$12,495
Apr-2020	$11,006	$12,103
Apr-2021	$13,262	$15,709
Apr-2022	$10,676	$13,429
Apr-2023	$11,153	$14,383
Apr-2024	$11,927	$16,963
Apr-2025	$12,605	$18,654
Apr-2026	$15,960	$24,304

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Commonwealth Japan Fund	26.62%	3.77%	4.79%
Tokyo Stock Price Index	30.29%	9.12%	9.29%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 345-1898. or visit https://www.commonwealthfunds.com/pricing/.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$7,734,295
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$0
Portfolio Turnover	2%

Sector Weighting (% of net assets)

Industrials 30.2%
Financials 15.9%
Health Care 12.1%
Technology 11.8%
Consumer Staples 8.0%
Consumer Discretionary 6.6%
Materials 4.7%
Real Estate 4.5%
Energy 2.1%
Utilities 1.6%
Communications 1.3%
Money Market Funds 0.5%
Other Assets in Excess of Liabilities 0.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.5%
Communications	1.3%
Utilities	1.6%
Energy	2.1%
Real Estate	4.5%
Materials	4.7%
Consumer Discretionary	6.6%
Consumer Staples	8.0%
Technology	11.8%
Health Care	12.1%
Financials	15.9%
Industrials	30.2%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	1.6%
Japan	97.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Kajima Corp.	6.0%
Meidensha Corp.	5.4%
Hoya Corp.	5.3%
Asahi Intecc Co. Ltd.	4.3%
Hitachi Ltd.	4.3%
ORIX Corp.	4.2%
Dai-ichi Life Holdings, Inc.	3.8%
Fast Retailing Co. Ltd.	3.7%
Sompo Holdings, Inc.	3.3%
Sumitomo Realty & Development Co. Ltd.	3.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Japan Fund -  (CNJFX)

Semi-Annual Shareholder Report - April 30, 2026

TSR-SAR 043026-CNJFX

Commonwealth Real Estate Securities Fund

(CNREX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Commonwealth Real Estate Securities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Real Estate Securities Fund	$126	2.47%

How did the Fund perform during the reporting period?

The Commonwealth Real Estate Securities Fund reported a net asset value (NAV) of $23.56 per share as of April 30, 2026, compared with $22.84 per share on October 31, 2025. For the six-month period, the Fund generated a total return of 6.34%, including the effect of the $0.69 per-share distribution paid in December 2025.

Performance was supported by investments in the real estate, financials, and materials sectors. Geographically, the Fund’s holdings in the United States, the United Kingdom, and Mexico contributed positively to returns. The largest individual contributors included HA Sustainable Infrastructure Capital, Inc., Iron Mountain, Inc., InterContinental Hotels Group PLC ADR, Digital Realty Trust, Inc., and Techtronic Industries Co. Ltd. ADR.

The Fund’s investments in the industrials sector detracted from performance. Notable individual detractors included Tecnoglass, Inc., Lennox International, Inc., Lennar Corp., NVR, Inc., Charter Hall Social Infrastructure REIT, and Rayonier, Inc.

As of April 30, 2026, the Fund’s portfolio consisted of 42 equity securities, including common stocks, ADRs, and REITs, as well as two investment-grade fixed-income positions and a money market investment. The portfolio remained diversified across holdings that the Adviser believes have attractive long-term fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Real Estate Securities Fund
MSCI US REIT Index
$20,000
$15,000
$10,000
$5,000
$0
$19,185
$17,895
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Commonwealth Real Estate Securities Fund	MSCI US REIT Index
Apr-2016	$10,000	$9,999
Apr-2017	$11,052	$10,587
Apr-2018	$11,371	$10,253
Apr-2019	$11,950	$12,170
Apr-2020	$10,201	$10,435
Apr-2021	$14,812	$14,343
Apr-2022	$14,781	$16,004
Apr-2023	$13,962	$13,651
Apr-2024	$15,779	$13,889
Apr-2025	$16,518	$16,051
Apr-2026	$17,895	$19,185

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Commonwealth Real Estate Securities Fund	8.33%	3.85%	5.99%
MSCI US REIT Index	19.54%	5.99%	6.73%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 345-1898. or visit https://www.commonwealthfunds.com/pricing/.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$16,157,784
Number of Portfolio Holdings	45
Advisory Fee	$58,395
Portfolio Turnover	2%

Sector Weighting (% of net assets)

Real Estate
44.0%
Industrials
14.4%
Consumer Discretionary
13.5%
Materials
13.4%
Financials
7.2%
Money Market Funds
3.5%
U.S. Treasury Obligations
3.4%
Consumer Staples
0.7%

Table Summary
Value	Value
Consumer Staples	0.7%
U.S. Treasury Obligations	3.4%
Money Market Funds	3.5%
Financials	7.2%
Materials	13.4%
Consumer Discretionary	13.5%
Industrials	14.4%
Real Estate	44.0%

Country Weighting (% of net assets)

United States 69.2%
Mexico 5.7%
United Kingdom 5.4%
Ireland 5.1%
Colombia 4.6%
Japan 2.9%
Hong Kong 2.4%
Brazil 2.0%
Canada 1.5%
Australia 1.2%

Table Summary
Value	Value
Australia	1.2%
Canada	1.5%
Brazil	2.0%
Hong Kong	2.4%
Japan	2.9%
Colombia	4.6%
Ireland	5.1%
United Kingdom	5.4%
Mexico	5.7%
United States	69.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lennox International, Inc.	5.6%
Iron Mountain, Inc.	5.6%
InterContinental Hotels Group PLC	5.4%
Tecnoglass, Inc.	4.6%
Digital Realty Trust, Inc.	4.2%
Lowe's Cos., Inc.	3.8%
Federated Hermes Government Obligations Fund, Institutional Class	3.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3.4%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	3.4%
James Hardie Industries PLC	3.3%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Real Estate Securities Fund -  (CNREX)

Semi-Annual Shareholder Report - April 30, 2026

TSR-SAR 043026-CNREX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Commonwealth Australia/New Zealand Fund
Africa Fund
Commonwealth Japan Fund
Commonwealth Global Fund
Commonwealth Real Estate Securities Fund

Semi-Annual Financial Statements

and Additional Information

April 30, 2026

Commonwealth International Series Trust
791 Town & Country Blvd, Suite 250
Houston, Texas 77024-3925
Telephone: 1-888-345-1898
www.commonwealthfunds.com

Commonwealth International Series Trust
Schedule of Investments
April 30, 2026 (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

COMMON STOCKS (96.45%)	Shares	Fair Value
Australia (34.89%)
Application Software (0.84%)
Pro Medicus Ltd.	500	$49,084
WiseTech Global Ltd.	2,000	63,004
		112,088
Base Metals (0.50%)
Lotus Resources Ltd.(a)	94,782	66,824

Biotech (1.70%)
CSL Ltd.	2,500	225,698

Containers & Packaging (5.69%)
Brambles Ltd.	46,216	756,662

Data Center REITs (1.31%)
DigiCompany Infrastructure REIT	100,000	175,122

Diversified Banks (2.03%)
Macquarie Group Ltd.	1,574	270,457

Environmental & Facilities Services (1.52%)
Cleanaway Waste Management Ltd.	125,946	202,095

Gas Utilities (2.59%)
APA Group	46,187	345,098

Health Care Facilities (0.81%)
Ramsay Health Care Ltd.	3,816	107,966

Health Care Services (1.98%)
Sonic Healthcare Ltd.	18,382	263,075

Industrial REITs (0.49%)
Goodman Group	3,000	65,011

Information Technology (0.55%)
NEXTDC Ltd.(a)	7,000	72,675

Infrastructure Software (0.56%)
xReality Group Ltd.(a)	2,000,000	73,541

Medical Devices (0.90%)
Cochlear Ltd.	1,750	119,097

Mineral & Precious Stone Mining (3.70%)
Lynas Rare Earth Ltd. - ADR(a)	34,500	492,315

P&C Insurance (2.58%)
QBE Insurance Group Ltd.	17,797	288,333
Suncorp Group Ltd.	4,451	55,401
		343,734
Retail REITs (1.17%)
Scentre Group Ltd.	57,779	155,295

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

COMMON STOCKS (96.45%) - continued	Shares	Fair Value
Australia (34.89%) - continued
Transport Operations & Services (1.29%)
Transurban Group	16,885	$171,161

Wireless Telecommunications (4.68%)
Telstra Corp. Ltd.	162,198	623,052
Total Australia		4,640,966

New Zealand (59.78%)
Alcoholic Beverages (0.37%)
Delegat Group Ltd.	21,456	49,304

Courier Services (5.81%)
Freightways Ltd.	103,540	773,655

Flow Control Equipment (3.92%)
Skellerup Holdings Ltd.	150,000	521,463

Food & Drug Stores (1.31%)
Green Cross Health Ltd.	211,796	173,874

Health Care Facilities (3.48%)
Oceania Healthcare Ltd.(a)	457,544	202,089
Ryman Healthcare Ltd.(a)	207,600	261,175
		463,264
Health Care Supply Chain (0.72%)
AFT Pharmaceuticals Ltd.	46,000	95,247

Home Products Stores (3.72%)
Briscoe Group Ltd.	183,520	494,343

Life Science & Diagnostics (0.60%)
Pacific Edge Ltd.(a)	800,000	79,998

Logistics Services (5.25%)
Mainfreight Ltd.	20,000	697,744

Measurement Instruments (4.51%)
ikeGPS Group Ltd.(a)	831,366	599,919

Medical Devices (0.49%)
Aroa Biosurgery Ltd.(a)	145,000	65,328

P&C Insurance (2.88%)
Tower Ltd.	320,000	383,170

Packaged Food (2.00%)
Sanford Ltd.	60,000	265,488

Power Generation (9.99%)
Contact Energy Ltd.	30,603	172,049
Infratil Ltd.	156,975	1,156,676
		1,328,725

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

COMMON STOCKS (96.45%) - continued	Shares	Fair Value
New Zealand (59.78%) - continued
Transport Operations & Services (14.73%)
Port of Tauranga Ltd.	55,000	$269,845
South Port New Zealand Ltd.	376,010	1,690,313
		1,960,158
Total New Zealand		7,951,680

United States (1.78%)
Fabricated Metal & Hardware (1.78%)
Reliance Worldwide Corp. Ltd.	100,000	237,197

Total Common Stocks (Cost $7,037,477)		12,829,843

MONEY MARKET FUNDS (0.76%)
Federated Hermes Government Obligations Fund, Institutional Class, 3.53%(b)	101,232	101,232
Total Money Market Funds (Cost $101,232)		101,232

Total Investments — (97.21%)
(Cost $7,138,709)		12,931,075
Other Assets in Excess of Liabilities (2.79%)		371,606

NET ASSETS — 100.00%		$13,302,681

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments
April 30, 2026 (Unaudited)

AFRICA FUND

COMMON STOCKS (96.52%)	Shares	Fair Value
Egypt (1.85%)
Banks (1.37%)
Commercial International Bank Egypt SAE - GDR	38,028	$95,335

Other Commercial Support Services (0.48%)
Integrated Diagnostics Holdings PLC	59,000	33,042
Total Egypt		128,377

South Africa (88.14%)
Agricultural Chemicals (2.33%)
Omnia Holdings Ltd.	28,000	162,376

Agricultural Producers (3.93%)
Astral Foods Ltd.	12,200	179,393
Oceana Group Ltd.	28,000	93,950
		273,343
Automotive Retailers (3.99%)
Bidvest Group Ltd.	9,000	126,418
Motus Holdings Ltd.	22,500	150,469
		276,887
Banks (19.12%)
Capitec Bank Holdings Ltd.	3,000	778,458
FirstRand Ltd.	23,200	122,954
Nedbank Group Ltd.	6,000	95,757
Standard Bank Group Ltd. - ADR	17,300	333,025
		1,330,194
Building Construction (1.80%)
Wilson Bayly Holmes-Ovcon Ltd.	12,100	124,987

Coal Mining (1.90%)
Exxaro Resources Ltd.	10,000	131,937

Consumer Elec & Applc Whslrs (3.38%)
DataTec Ltd.	54,575	234,997

Containers & Packaging (1.92%)
Nampak Ltd.(a)	4,500	133,240

Food & Beverage Wholesalers (1.65%)
Bid Corp. Ltd.	4,667	114,582

Food & Drug Stores (2.18%)
Shoprite Holdings Ltd. - ADR	9,000	151,380

Institutional Brokerage (0.75%)
Coronation Fund Managers Ltd.	19,500	51,945

Internet Media & Services (4.05%)
Naspers Ltd., N Shares	5,200	281,456

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

AFRICA FUND

COMMON STOCKS (96.52%) - continued	Shares	Fair Value
South Africa (88.14%) - continued
Iron (1.75%)
Kumba Iron Ore Ltd.	6,500	$121,864

Life & Health Insurance (2.35%)
Momentum Metropolitan Holdings	72,000	163,572

Life Insurance (4.15%)
Clientele Ltd.	90,000	101,813
Discovery Ltd.	12,000	186,689
		288,502
Marine Shipping (3.10%)
Grindrod Ltd.	160,000	215,952

Other Financial Services (1.17%)
Old Mutual Ltd.	100,000	81,723

Paper & Pulp Mills (0.57%)
Sappi Ltd.(a)	41,000	39,760

Precious Metals (10.74%)
Anglo American Platinum Ltd.	1,100	88,559
Gold Fields Ltd. - ADR	8,200	348,336
Harmony Gold Mining Co. Ltd.	3,500	55,150
Impala Platinum Holdings Ltd.	12,500	175,136
Sibanye Stillwater Ltd.	27,000	80,683
		747,864
Real Estate Services (3.15%)
Vukile Property Fund Ltd.	153,000	219,171

Self-Storage Owners & Developers (1.94%)
Stor-Age Property REIT Ltd.	130,000	134,643

Specialty & Generic Pharmaceuticals (1.67%)
Aspen Pharmacare Holdings Ltd.	14,000	116,226

Specialty Apparel Stores (1.60%)
Mr. Price Group Ltd.	11,900	111,624

Wealth Management (3.18%)
Alexander Forbes Group Holdings Ltd.	170,000	76,699
PSG Konsult Ltd.	85,000	144,462
		221,161
Wireless Telecommunications (5.77%)
MTN Group Ltd. - ADR	24,500	310,538
Vodacom Group Ltd.	10,700	90,860
		401,398
Total South Africa		6,130,784

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

AFRICA FUND

COMMON STOCKS (96.52%) - continued	Shares	Fair Value
United Kingdom (6.53%)
Precious Metals (6.53%)
AngloGold Ashanti PLC	3,000	$281,190
Endeavour Mining PLC	3,000	172,860
Total United Kingdom		454,050
Total Common Stocks (Cost $4,320,747)		6,713,211

	Principal
SOVEREIGN BONDS (1.33%)	Amount
South Africa (1.33%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041	$100,000	92,522
Total Sovereign Bonds (Cost $91,317)		92,522

MONEY MARKET FUNDS (1.78%)	Shares
Federated Hermes Government Obligations Fund, Institutional Class, 3.53%(b)	124,034	124,034
Total Money Market Funds (Cost $124,034)		124,034

Total Investments — (99.63%)
(Cost $4,536,098)		6,929,767
Other Assets in Excess of Liabilities (0.37%)		25,589

NET ASSETS — 100.00%		$6,955,356

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

ADR	- American Depositary Receipt

GDR	- Global Depositary Receipt

REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments
April 30, 2026 (Unaudited)

COMMONWEALTH JAPAN FUND

COMMON STOCKS (97.52%)	Shares	Fair Value
Japan (97.52%)
Alcoholic Beverages (1.43%)
Kirin Holdings Co. Ltd.	7,000	$110,377

Auto Parts (0.74%)
DENSO Corp.	4,800	57,347

Basic & Diversified Chemicals (2.91%)
Mitsubishi Gas Chemical Co., Inc.	8,000	225,225

Building Construction (6.04%)
Kajima Corp.	11,950	467,028

Building Maintenance Services (2.13%)
Taihei Dengyo Kaisha Ltd.	9,000	164,797

Commercial & Residential Building Equipment & Systems (1.83%)
Daikin Industries Ltd.	1,000	141,287

Commercial Finance (5.64%)
Kyushu Leasing Service Co. Ltd.	13,000	116,732
ORIX Corp.	9,500	319,718
		436,450

Communications Equipment (1.09%)
Oki Electric Industry Company Ltd.	3,900	84,366

Courier Services (1.03%)
Yamato Holdings Co. Ltd.	7,000	79,301

Diversified Industrials (4.32%)
Hitachi Ltd.	10,500	333,863

Electrical Power Equipment (5.37%)
Meidensha Corp.	7,600	415,208

Electronics Components (5.63%)
Murata Manufacturing Co. Ltd.	6,500	215,556
Nidec Corp.(a)	6,300	97,038
Taiyo Yuden Co. Ltd.	3,000	122,991
		435,585
Exploration & Production (2.06%)
INPEX Corp.	6,100	159,019

Factory Automation Equipment (1.71%)
FANUC Corp.	3,000	132,512

Food & Beverage Wholesalers (1.23%)
Yamae Group Holdings Co. Ltd.	5,200	94,856

Food & Drug Stores (1.94%)
Sugi Holdings Company Ltd.	7,500	150,104

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COMMONWEALTH JAPAN FUND

COMMON STOCKS (97.52%) - continued	Shares	Fair Value
Japan (97.52%) - continued
Health Care Supplies (5.30%)
Hoya Corp.	2,200	$410,812

Home Products Stores (1.12%)
Nitori Holdings Co. Ltd.	6,000	86,736

Infrastructure Construction (1.78%)
Takada Corp.	12,000	137,719

Integrated Electric Utilities (1.55%)
Kansai Electric Power Co., Inc. (The)	7,500	120,144

IT Services (3.15%)
INES Corp.	10,000	131,996
Otsuka Corp.	6,000	111,294
		243,290
Life Insurance (6.92%)
Dai-ichi Life Holdings, Inc.	32,000	292,965
T&D Holdings, Inc.	10,000	242,266
		535,231
Logistics Services (1.53%)
Nippon Express Holdings Co. Ltd.	4,500	118,182

Mass Merchants (1.04%)
Aeon Kyushu Co. Ltd.	4,500	80,510

Medical Devices (6.82%)
Asahi Intecc Co. Ltd.	16,000	336,662
Terumo Corp.	15,000	190,849
		527,511
Multi Asset Class Owners & Developers (4.48%)
Mitsui Fudosan Co. Ltd.	9,000	98,563
Sumitomo Realty & Development Co. Ltd.	8,000	247,982
		346,545
P&C Insurance (3.32%)
Sompo Holdings, Inc.	6,900	256,772

Personal Care Products (2.32%)
Kao Corp.	2,000	74,523
Unicharm Corp.	18,000	105,147
		179,670
Semiconductor Manufacturing (1.90%)
Tokyo Electron Ltd.	500	147,333

Specialty Apparel Stores (3.65%)
Fast Retailing Co. Ltd.	600	282,431

Specialty Chemicals (1.79%)
Shin-Etsu Chemical Co. Ltd.	3,000	138,119

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COMMONWEALTH JAPAN FUND

COMMON STOCKS (97.52%) - continued	Shares	Fair Value
Japan (97.52%) - continued
Transit Services (4.48%)
Daiichi Koutsu Sangyo Co. Ltd.	12,200	$57,197
East Japan Railway Co.	4,500	98,225
Hankyu Hanshin Holdings, Inc.	4,400	127,545
Keikyu Corp.	6,500	63,725
		346,692
Wireless Telecommunications (1.27%)
KDDI Corp.	6,000	98,182
Total Japan		7,543,204

Total Common Stocks (Cost $3,647,944)		7,543,204
	Principal
CORPORATE BONDS (1.13%)	Amount
United States (1.13%)
American Honda Finance Corp, 1.80%, 1/13/2031	$100,000	87,216

Total Corporate Bonds (Cost $87,775)		87,216

MONEY MARKET FUNDS (0.54%)	Shares
Federated Hermes Government Obligations Fund, Institutional Class, 3.53%(b)	41,518	41,518
Total Money Market Funds (Cost $41,518)		41,518

Total Investments — (99.19%)
(Cost $3,777,237)		7,671,938
Other Assets in Excess of Liabilities (0.81%)		62,357

NET ASSETS — 100.00%		$7,734,295

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments
April 30, 2026 (Unaudited)

COMMONWEALTH GLOBAL FUND

COMMON STOCKS (97.94%)	Shares	Fair Value
Denmark (0.97%)
Large Pharmaceuticals (0.97%)
Novo Nordisk A/S - ADR	4,000	$168,880

France (4.68%)
Basic & Diversified Chemicals (1.32%)
Arkema S.A. - ADR	3,130	228,099

Integrated Oils (2.14%)
TotalEnergies S.E.	4,000	370,840

Water Utilities (1.22%)
Veolia Environnement S.A. - ADR	10,000	211,500
Total France		810,439

Germany (6.79%)
Diversified Industrials (6.00%)
Siemens AG - ADR	7,000	1,039,290

P&C Insurance (0.79%)
Allianz SE - ADR	3,000	136,530
Total Germany		1,175,820

India (2.35%)
Banks (2.35%)
HDFC Bank Ltd. - ADR	16,000	406,560

Ireland (0.79%)
Building Materials (0.79%)
James Hardie Industries PLC(a)	6,500	136,435

Israel (1.59%)
Application Software (1.59%)
NICE Ltd. - ADR(a)	2,700	275,454

Japan (3.75%)
Auto Parts (0.72%)
Bridgestone Corp. - ADR	12,000	124,440

Consumer Electronics (1.86%)
Sony Group Corp. - ADR	16,000	321,440

Electronics Components (1.07%)
Nidec Corp.(a)	50,000	186,000

Life Insurance (0.10%)
Sony Financial Group, Inc. - ADR(a)	4,000	17,600
Total Japan		649,480

Mexico (1.54%)
Wireless Telecommunications (1.54%)
America Movil S.A.B. de C.V., Class L - ADR	10,000	266,000

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COMMONWEALTH GLOBAL FUND

COMMON STOCKS (97.94%) - continued	Shares	Fair Value
Netherlands (0.12%)
Packaged Food (0.12%)
Magnum Ice Cream Co. N.V. (The)(a)	1,400	$20,902
Norway (3.24%)

P&C Insurance (3.24%)
Gjensidige Forsikring ASA - ADR	20,000	562,000

Panama (2.00%)
Airlines (2.00%)
Copa Holdings, S.A., Class A	3,000	347,040

South Africa (2.33%)
Food & Drug Stores (2.33%)
Shoprite Holdings Ltd. - ADR	24,000	403,680

Switzerland (5.13%)
Large Pharmaceuticals (3.52%)
Roche Holding AG - ADR	12,000	610,560

Packaged Food (1.61%)
Nestlé S.A. - ADR	2,750	279,070
Total Switzerland		889,630

Taiwan Province of China (4.57%)
Semiconductor Manufacturing (4.57%)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,000	792,120

United Kingdom (8.37%)
Alcoholic Beverages (0.84%)
Diageo PLC - ADR	1,800	145,170

Large Pharma (4.06%)
AstraZeneca PLC	3,750	702,637

Personal Care Products (1.78%)
Unilever PLC - ADR	5,222	307,994

Publishing (1.69%)
Pearson PLC - ADR	20,000	293,600
Total United Kingdom		1,449,401

United States (49.72%)
Auto Parts (3.66%)
Miller Industries, Inc.	13,200	633,468

Automotive Retailers (3.44%)
Group 1 Automotive, Inc.	1,670	595,973

Communications Equipment (7.05%)
Apple, Inc.	4,500	1,221,075

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COMMONWEALTH GLOBAL FUND

COMMON STOCKS (97.94%) - continued	Shares	Fair Value
United States (49.72%) - continued
Computer Hardware & Storage (4.48%)
NetApp, Inc.	7,000	$775,390

Construction & Mining Machinery (4.11%)
Caterpillar, Inc.	800	712,088

Diversified Banks (3.80%)
JPMorgan Chase & Co.	2,100	657,783

Household Products (2.63%)
Procter & Gamble Co. (The)	3,100	455,979

Infrastructure Software (4.82%)
CrowdStrike Holdings, Inc., Class A(a)	500	222,875
Microsoft Corp.	1,500	611,670
		834,545
Integrated Electric Utilities (1.00%)
Southern Co. (The)	1,800	174,060

Integrated Oil & Gas (3.91%)
Chevron Corp.	3,500	676,585

Life Science & Diagnostics (2.76%)
Thermo Fisher Scientific, Inc.	1,000	478,960

Oilfield Services & Equipment (1.64%)
Natural Gas Services Group, Inc.	7,000	284,830

Online Marketplace (2.29%)
Amazon.com, Inc.(a)	1,500	397,590

Rail Freight (2.92%)
Norfolk Southern Corp.	1,600	505,328

Waste Management (1.21%)
Republic Services, Inc.	1,000	209,220
Total United States		8,612,874
Total Common Stocks (Cost $6,566,556)		16,966,715

MONEY MARKET FUNDS (2.09%)
Federated Hermes Government Obligations Fund, Institutional Class, 3.53%(b)	362,840	362,840
Total Money Market Funds (Cost $362,839)		362,840

Total Investments — (100.03%)
(Cost $6,929,395)		17,329,555
Liabilities in Excess of Other Assets (-0.03%)		(4,525)

NET ASSETS — 100.00%		$17,325,030

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments
April 30, 2026 (Unaudited)

COMMONWEALTH REAL ESTATE SECURITIES FUND

COMMON STOCKS (93.10%)	Shares	Fair Value
Agricultural Producers (0.65%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	27,432	$104,516

Banks (2.85%)
Harleysville Financial Corp.	8,675	237,305
Third Coast Bancshares, Inc.(a)	6,000	224,040
		461,345
Base Metals (1.45%)
Teck Resources Ltd., Class B	4,000	233,720

Building Construction (2.87%)
Kajima Corp. - ADR	11,900	464,518

Building Materials (7.87%)
James Hardie Industries PLC(a)	25,000	524,750
Tecnoglass, Inc.	17,334	746,749
		1,271,499
Cement & Aggregates (4.11%)
Cemex S.A.B. de C.V. - ADR	30,000	369,000
CRH PLC	2,500	296,050
		665,050
Commercial & Residential Building Equipment & Systems (5.63%)
Lennox International, Inc.	1,700	909,313

Data Center REITs (5.53%)
Digital Realty Trust, Inc.	3,368	676,766
Equinix, Inc.	200	216,566
		893,332
Home Products Stores (3.84%)
Lowe’s Cos., Inc.	2,600	620,854

Homebuilding (4.26%)
D.R. Horton, Inc.	2,600	400,036
Lennar Corp., Class A	3,200	288,960
		688,996
Hotel REITs (1.83%)
Host Hotels & Resorts, Inc.	8,000	169,040
Ryman Hospitality Properties, Inc.	1,200	126,108
		295,148

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COMMONWEALTH REAL ESTATE SECURITIES FUND

COMMON STOCKS (93.10%) - continued	Shares	Fair Value
Hotels Resorts & Cruise Lines (5.44%)
InterContinental Hotels Group PLC - ADR	6,103	$878,100

Industrial Machinery (2.46%)
Techtronic Industries Co. Ltd. - ADR	5,500	398,063

Industrial REITs (6.62%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,200	553,740
Prologis, Inc.	2,000	284,040
STAG Industrial, Inc.	6,000	231,480
		1,069,260
Infrastructure REITs (6.67%)
American Tower Corp., Class A	2,500	456,775
Crown Castle International Corp.	2,000	177,560
SBA Communications Corp., Class A	2,000	442,400
		1,076,735
Mortgage Finance (0.91%)
Starwood Property Trust, Inc.	8,000	146,880

Multi Asset Class REITs (2.02%)
WP Carey, Inc.	4,470	325,997

Residential Owners & Developers (1.32%)
Cyrela Brazil Realty S.A. - ADR	44,000	213,444

Residential REITs (3.71%)
AvalonBay Communities, Inc.	2,000	366,000
Millrose Properties, Inc.	7,600	233,092
		599,092
Retail REITs (3.80%)
Kite Realty Group Trust	9,000	235,440
National Retail Properties, Inc.	4,000	175,160
Simon Property Group, Inc.	1,000	203,710
		614,310
Self-Storage REITs (5.44%)
Extra Space Storage, Inc.	2,500	358,325
Global Self Storage, Inc.	39,000	218,400
Public Storage	1,000	302,450
		879,175

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COMMONWEALTH REAL ESTATE SECURITIES FUND

COMMON STOCKS (93.10%) - continued	Shares	Fair Value
Specialized REITs (7.68%)
Charter Hall Education Trust	99,140	$185,615
Gladstone Land Corp.	15,700	150,563
Iron Mountain, Inc.	7,200	907,128
		1,243,306
Timber REITs (2.72%)
Rayonier, Inc.	10,911	231,422
Weyerhaeuser Co.	8,500	208,420
		439,842
Transport Operations & Services (3.42%)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,800	550,511

Total Common Stocks (Cost $6,948,614)		15,043,006

	Principal
U.S. GOVERNMENT & AGENCIES (3.44%)	Amount
Federal National Mortgage Association, 0.88%, 8/5/2030	$200,000	175,822
United States Treasury Note, 3.38%, 5/15/2033	400,000	379,805

Total U.S. Government & Agencies (Cost $557,846)		555,627

MONEY MARKET FUNDS (3.48%)	Shares
Federated Hermes Government Obligations Fund, Institutional Class, 3.53%(b)	561,952	561,952
Total Money Market Funds (Cost $561,952)		561,952

Total Investments — (100.02%)
(Cost $8,068,412)		16,160,585
Liabilities in Excess of Other Assets (-0.02%)		(2,801)

NET ASSETS — 100.00%		$16,157,784

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	Commonwealth
	Australia/New		Commonwealth
	Zealand Fund	Africa Fund	Japan Fund
ASSETS
Investments in securities at fair value (cost $7,138,709, $4,536,098 and $3,777,237)	$12,931,075	$6,929,767	$7,671,938
Foreign currencies, at value (cost $397,451, $35,758 and $12,933)	398,322	35,677	12,964
Receivable for fund shares sold	—	8,798	—
Receivable from Advisor	—	3,418	3,064
Dividends and interest receivable	259	1,414	63,550
Prepaid expenses	12,091	8,260	6,678
Total Assets	13,341,747	6,987,334	7,758,194
LIABILITIES
Payable for fund shares redeemed	—	15,224	523
Payable to Advisor	8,049	—	—
Distribution (12b-1) fees accrued	3,518	1,201	2,280
Payable to Administrator	14,438	8,209	9,674
Other accrued expenses	13,061	7,344	11,422
Total Liabilities	39,066	31,978	23,899
Commitments and contingent liabilities (Note 9)
NET ASSETS	$13,302,681	$6,955,356	$7,734,295
NET ASSETS CONSIST OF:
Paid-in capital	$7,313,153	$5,735,378	$3,989,486
Accumulated earnings	5,989,528	1,219,978	3,744,809
NET ASSETS	$13,302,681	$6,955,356	$7,734,295
Shares outstanding (unlimited number of shares authorized)	1,049,061	591,252	1,570,250
Net asset value, offering and redemption price per share(a)	$12.68	$11.76	$4.93

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Statements of Assets and Liabilities (continued)
April 30, 2026 (Unaudited)

		Commonwealth
	Commonwealth	Real Estate
	Global Fund	Securities Fund
ASSETS
Investments in securities at fair value (cost $6,929,395 and $8,068,412)	$17,329,555	$16,160,585
Receivable for fund shares sold	100	—
Dividends and interest receivable	24,381	24,277
Tax reclaims receivable	31,371	—
Prepaid expenses	10,652	17,247
Total Assets	17,396,059	16,202,109
LIABILITIES
Payable for fund shares redeemed	15,000	—
Payable to Advisor	10,408	9,770
Distribution (12b-1) fees accrued	6,396	1,293
Payable to Administrator	17,529	16,747
Payable to trustees	74	105
Other accrued expenses	21,622	16,410
Total Liabilities	71,029	44,325
Commitments and contingent liabilities (Note 9)
NET ASSETS	$17,325,030	$16,157,784
NET ASSETS CONSIST OF:
Paid-in capital	$6,663,254	$7,604,808
Accumulated earnings	10,661,776	8,552,976
NET ASSETS	$17,325,030	$16,157,784
Shares outstanding (unlimited number of shares authorized)	813,114	685,848
Net asset value, offering and redemption price per share(a)	$21.31	$23.56

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Statements of Operations
For the six months ended April 30, 2026 (Unaudited)

	Commonwealth
	Australia/New		Commonwealth
	Zealand Fund	Africa Fund	Japan Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $32,954, $19,991 and $11,539)	$184,898	$116,574	$72,168
Interest income	—	3,272	2,036
Total investment income	184,898	119,846	74,204
EXPENSES
Investment Advisor	49,395	25,912	27,228
Administration	34,635	17,905	19,722
Distribution (12b-1)	16,465	8,637	9,076
Registration	11,060	6,033	5,369
Audit and tax preparation	9,960	3,965	5,266
Trustee	9,047	4,348	4,977
Legal	8,908	4,244	4,830
Transfer agent	7,957	7,957	7,957
Transfer agent OOP	5,144	4,734	4,807
Insurance	4,697	1,910	2,430
Pricing	4,325	3,796	5,022
Chief Compliance Officer	3,316	1,609	1,798
Printing	3,303	2,194	2,311
Custodian	2,988	1,734	1,988
Interest expense	74	—	14
Miscellaneous	7,331	7,045	6,990
Total expenses	178,605	102,023	109,785
Fees contractually waived and expenses reimbursed by Advisor	—	(41,514)	(46,183)
Net operating expenses	178,605	60,509	63,602
Net investment income	6,293	59,337	10,602
NET REALIZED AND CHANGE IN
UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on:
Investment securities transactions	302,063	11,094	80,425
Foreign currency transactions	(10,888)	10,462	(7,311)
Total net realized gain	291,175	21,556	73,114
Net change in unrealized appreciation (depreciation) on:
Investment securities	(360,725)	688,930	1,008,568
Foreign currency translations	16,187	(59)	7,519
Total net change in unrealized appreciation (depreciation)	(344,538)	688,871	1,016,087
Net realized and change in unrealized gain (loss) on investments	(53,363)	710,427	1,089,201
Net increase (decrease) in net assets resulting from operations	$(47,070)	$769,764	$1,099,803

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Statements of Operations (continued)
For the six months ended April 30, 2026 (Unaudited)

		Commonwealth
	Commonwealth	Real Estate
	Global Fund	Securities Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $20,966 and $7,848)	$182,167	$276,931
Interest income	—	11,288
Total investment income	182,167	288,219
EXPENSES
Investment Advisor	63,277	58,395
Administration	43,710	40,468
Distribution (12b-1)	20,598	19,465
Trustee	11,584	10,707
Legal	11,377	10,500
Audit and tax preparation	11,139	12,168
Transfer agent	7,957	7,957
Insurance	6,034	5,537
Registration	5,793	5,928
Transfer agent OOP	4,847	4,831
Chief Compliance Officer	4,243	3,911
Printing	3,965	3,949
Custodian	1,311	1,158
Pricing	505	719
Miscellaneous	6,867	6,666
Total expenses	203,207	192,359
Net investment income (loss)	(21,040)	95,860
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment securities transactions	350,374	399,796
Foreign currency transactions	72	119
Total net realized gain	350,446	399,915
Net change in unrealized appreciation (depreciation) on:
Investment securities	143,399	473,267
Foreign currency translations	(1)	—
Total net change in unrealized appreciation (depreciation)	143,398	473,267
Net realized and change in unrealized gain on investments	493,844	873,182
Net increase in net assets resulting from operations	$472,804	$969,042

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Statements of Changes in Net Assets

	Commonwealth Australia/
	New Zealand Fund		Africa Fund
		For the		For the
	For the Six	Year Ended	For the Six	Year Ended
	Months Ended	October 31,	Months Ended	October 31,
	April 30, 2026	2025	April 30, 2026	2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$6,293	$17,615	$59,337	$78,858
Net realized gain (loss) from investment securities and foreign currency transactions	291,175	23,456	21,556	(4,925)
Net change in unrealized appreciation (depreciation) from investment securities and foreign currency translations	(344,538)	1,990,668	688,871	1,043,213
Change in net assets resulting from operations	(47,070)	2,031,739	769,764	1,117,146
Distributions To Shareholders From:
Earnings	(68,637)	(158,081)	(252,107)	(157,934)
Capital Transactions:
Proceeds from shares sold	454,456	892,018	1,868,074	913,071
Reinvestment of distributions	66,950	156,359	231,034	144,929
Amount paid for shares redeemed	(918,004)	(1,125,415)	(1,337,156)	(324,503)
Redemption fees	302	—	4,014	406
Change in net assets resulting from capital transactions	(396,296)	(77,038)	765,966	733,903
Net Increase (Decrease) in Net Assets	(512,003)	1,796,620	1,283,623	1,693,115
Net Assets:
Beginning of period	13,814,684	12,018,064	5,671,733	3,978,618
End of period	$13,302,681	$13,814,684	$6,955,356	$5,671,733
Share Transactions:
Shares sold	36,059	80,124	155,238	100,835
Shares issued in reinvestment of distributions	5,399	14,807	20,777	16,833
Shares redeemed	(72,951)	(100,747)	(113,548)	(34,941)
Change in shares outstanding	(31,493)	(5,816)	62,467	82,727

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Statements of Changes in Net Assets (continued)

	Commonwealth Japan Fund		Commonwealth Global Fund
		For the		For the
	For the Six	Year Ended	For the Six	Year Ended
	Months Ended	October 31,	Months Ended	October 31,
	April 30, 2026	2025	April 30, 2026	2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$10,602	$28,312	$(21,040)	$(96,214)
Net realized gain from investment securities and foreign currency transactions	73,114	27,082	350,446	587,163
Net change in unrealized appreciation from investment securities and foreign currency translations	1,016,087	799,003	143,398	557,366
Change in net assets resulting from operations	1,099,803	854,397	472,804	1,048,315
Distributions To Shareholders From:
Earnings	(86,187)	(34,024)	(584,395)	(547,611)
Capital Transactions:
Proceeds from shares sold	278,379	602,029	31,397	88,462
Reinvestment of distributions	85,799	33,945	583,524	546,797
Amount paid for shares redeemed	(684,749)	(328,268)	(408,260)	(823,975)
Redemption fees	—	—	—	1
Change in net assets resulting from capital transactions	(320,571)	307,706	206,661	(188,715)
Net Increase in Net Assets	693,045	1,128,079	95,070	311,989
Net Assets:
Beginning of period	7,041,250	5,913,171	17,229,960	16,917,971
End of period	$7,734,295	$7,041,250	$17,325,030	$17,229,960
Share Transactions:
Shares sold	56,082	160,103	1,510	4,383
Shares issued in reinvestment of distributions	19,500	9,052	28,095	26,075
Shares redeemed	(150,314)	(86,158)	(19,326)	(40,403)
Change in shares outstanding	(74,732)	82,997	10,279	(9,945)

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Statements of Changes in Net Assets (continued)

	Commonwealth Real Estate
	Securities Fund
		For the
	For the Six	Year Ended
	Months Ended	October 31,
	April 30, 2026	2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$95,860	$30,235
Net realized gain from investment securities and foreign currency transactions	399,915	396,140
Net change in unrealized appreciation (depreciation) from investment securities and foreign currency translations	473,267	(1,418,433)
Change in net assets resulting from operations	969,042	(992,058)

Distributions To Shareholders From:
Earnings	(465,021)	(289,195)

Capital Transactions:
Proceeds from shares sold	45,188	615,787
Reinvestment of distributions	462,820	288,794
Amount paid for shares redeemed	(311,385)	(998,274)
Redemption fees	—	199
Change in net assets resulting from capital transactions	196,623	(93,494)
Net Increase (Decrease) in Net Assets	700,644	(1,374,747)

Net Assets:
Beginning of period	15,457,140	16,831,887
End of period	$16,157,784	$15,457,140

Share Transactions:
Shares sold	1,983	26,553
Shares issued in reinvestment of distributions	20,708	11,821
Shares redeemed	(13,483)	(42,785)
Change in shares outstanding	9,208	(4,411)

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Financial Highlights
Commonwealth Australia/New Zealand Fund
(For a share outstanding during each period)

	For the Six
	Months		For the	For the	For the	For the	For the
	Ended April		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	30, 2026		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.78		$11.06	$10.06	$11.34	$17.17	$12.92
Change in net assets from operations:
Net investment income (loss)	0.01		0.02	0.05	0.03	(0.01)	(0.05)
Net realized and unrealized gain (loss) from investments	(0.04)		1.85	0.98	(1.24)	(4.79)	4.32
Total from investment activities	(0.03)		1.87	1.03	(1.21)	(4.80)	4.27
Distributions:
Net investment income	(0.07)		(0.12)	(0.03)	—	(0.02)	(0.02)
Net realized gains	—		(0.03)	—	(0.07)	(1.01)	—
Total distributions	(0.07)		(0.15)	(0.03)	(0.07)	(1.03)	(0.02)
Redemption fees	—	(a)	—	—	—	—	— (a)
Net asset value, end of period	$12.68		$12.78	$11.06	$10.06	$11.34	$17.17
Total Return	(0.26	)%(b)	17.20%	10.22%	(10.80)%	(29.37)%	33.04%

Net assets, at end of period (000 omitted)	$13,303		$13,815	$12,018	$11,010	$12,976	$20,118
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.71	%(c)	2.89%	2.86%	2.81%	2.60%	2.41%
Ratio of net investment income (loss) to average net assets	0.10	%(c)	0.15%	0.48%	0.27%	(0.10)%	(0.35)%
Portfolio turnover rate	3	%(b)	8%	8%	6%	8%	20%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Financial Highlights
Africa Fund
(For a share outstanding during each period)

	For the Six
	Months		For the	For the	For the	For the	For the
	Ended April		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	30, 2026		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.73		$8.92	$6.74	$7.12	$8.40	$6.04
Change in net assets from operations:
Net investment income	0.13		0.20	0.19	0.17	0.20	0.13
Net realized and unrealized gain (loss) from investments	1.35		1.97	2.22	(0.48)	(1.32)	2.41
Total from investment activities	1.48		2.17	2.41	(0.31)	(1.12)	2.54
Distributions:
Net investment income	(0.45)		(0.36)	(0.23)	(0.07)	(0.16)	(0.18)
Total distributions	(0.45)		(0.36)	(0.23)	(0.07)	(0.16)	(0.18)
Redemption fees	—	(a)	— (a)	— (a)	— (a)	— (a)	— (a)
Net asset value, end of period	$11.76		$10.73	$8.92	$6.74	$7.12	$8.40
Total Return	14.07	%(b)	25.25%	36.64%	(4.41)%	(13.59)%	42.38%

Net assets, at end of period (000 omitted)	$6,955		$5,672	$3,979	$2,857	$2,857	$2,954
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	2.96	%(c)	3.76%	4.20%	4.38%	4.27%	4.32%
Ratio of net investment income to average net assets	1.72	%(c)	1.78%	2.52%	2.38%	2.27%	1.56%
Portfolio turnover rate	1	%(b)	1%	4%	6%	3%	11%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Financial Highlights
Commonwealth Japan Fund
(For a share outstanding during each period)

	For the Six
	Months		For the	For the	For the	For the	For the
	Ended April		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	30, 2026		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.28		$3.79	$3.42	$3.03	$4.41	$4.03
Change in net assets from operations:
Net investment income (loss)	—	(a)	0.02	— (a)	0.01	(0.01)	(0.02)
Net realized and unrealized gain (loss) from investments	0.70		0.49	0.37	0.38	(1.20)	0.40
Total from investment activities	0.70		0.51	0.37	0.39	(1.21)	0.38
Distributions:
Net investment income	(0.05)		(0.02)	— (a)	—	(0.04)	—
Net realized gains	—		—	—	—	(0.13)	—
Total distributions	(0.05)		(0.02)	—	—	(0.17)	—
Redemption fees	—	(a)	—	—	—	—	—
Net asset value, end of period	$4.93		$4.28	$3.79	$3.42	$3.03	$4.41
Total Return	16.56	%(b)	13.59%	10.93%	12.87%	(28.39)%	9.43%
Net assets, at end of period (000 omitted)	$7,734		$7,041	$5,913	$5,561	$4,646	$6,732
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	3.02	%(c)	3.36%	3.29%	3.45%	3.38%	3.01%
Ratio of net investment income (loss) to average net assets	0.29	%(c)	0.44%	0.20%	0.09%	(0.08)%	(0.51)%
Portfolio turnover rate	2	%(b)	6%	9%	12%	8%	15%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Financial Highlights
Commonwealth Global Fund
(For a share outstanding during each period)

	For the Six
	Months		For the	For the	For the	For the	For the
	Ended April		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	30, 2026		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.46		$20.81	$16.97	$16.86	$21.12	$16.20
Change in net assets from operations:
Net investment loss	(0.02)		(0.12)	(0.15)	(0.15)	(0.09)	(0.11)
Net realized and unrealized gain (loss) from investments	0.60		1.45	3.99	0.41	(4.17)	5.03
Total from investment activities	0.58		1.33	3.84	0.26	(4.26)	4.92
Distributions:
Net realized gains	(0.73)		(0.68)	—	(0.15)	—	—
Total distributions	(0.73)		(0.68)	—	(0.15)	—	—
Redemption fees	—		— (a)	—	—	—	—
Net asset value, end of period	$21.31		$21.46	$20.81	$16.97	$16.86	$21.12
Total Return	2.81	%(b)	6.46%	22.63%	1.51%	(20.17)%	30.37%
Net assets, at end of period (000 omitted)	$17,325		$17,230	$16,918	$14,584	$14,825	$19,642
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.41	%(c)	2.58%	2.54%	2.61%	2.49%	2.33%
Ratio of net investment loss to average net assets	(0.25	)%(c)	(0.57)%	(0.72)%	(0.81)%	(0.44)%	(0.54)%
Portfolio turnover rate	1	%(b)	7%	4%	9%	7%	6%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Financial Highlights
Commonwealth Real Estate Securities Fund
(For a share outstanding during each period)

	For the Six
	Months		For the	For the	For the	For the	For the
	Ended April		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	30, 2026		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.84		$24.71	$17.86	$17.68	$22.57	$15.95
Change in net assets from operations:
Net investment income (loss)	0.14		0.05	0.03	0.04	(0.10)	(0.14)
Net realized and unrealized gain (loss) from investments	1.27		(1.49)	6.82	0.25	(4.63)	6.76
Total from investment activities	1.41		(1.44)	6.85	0.29	(4.73)	6.62
Distributions:
Net investment income	(0.10)		(0.01)	—	—	—	—
Net realized gains	(0.59)		(0.42)	—	(0.11)	(0.16)	—
Total distributions	(0.69)		(0.43)	—	(0.11)	(0.16)	—
Redemption fees	—		— (a)	— (a)	—	— (a)	—
Net asset value, end of period	$23.56		$22.84	$24.71	$17.86	$17.68	$22.57
Total Return	6.34	%(b)	(5.96)%	38.35%	1.61%	(21.11)%	41.50%

Net assets, at end of period (000 omitted)	$16,158		$15,457	$16,832	$11,982	$11,620	$15,053
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.47	%(c)	2.63%	2.54%	2.71%	2.58%	2.44%
Ratio of net investment income (loss) to average net assets	1.23	%(c)	0.19%	0.13%	0.16%	(0.45)%	(0.66)%
Portfolio turnover rate	2	%(b)	9%	6%	14%	34%	9%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)

Note 1 − Organization

Commonwealth International Series Trust (the ’‘Trust’’) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as an open end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ’‘Australia/New Zealand Fund’’), the Africa Fund, the Commonwealth Japan Fund (the ’‘Japan Fund’’), the Commonwealth Global Fund (the ’‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ’‘Real Estate Securities Fund’’) (each a ’‘Fund’’ and collectively the ’‘Funds’’).

Note 2 − Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/ New Zealand, Africa, Japan or Real Estate).

Note 3 − Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

A) Valuation of Securities − Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Investments in open-end investment companies are valued at net asset value. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by FCA Corp (the “Advisor”) as “valuation designee” under the oversight of the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

B) Fair Value Measurements − The Funds’ investments have been categorized by tiers dependent upon the various ’‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 − unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 − significant unobservable inputs (including management’s own assumptions in determining the fair value of investments).

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds – Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy. To the extent certain conditions are met and the independent fair value pricing service uses a fair value factor for foreign equity securities, they will be classified as Level 2.

Corporate, Sovereign Bonds and U.S. Government & Agency Bonds – The fair value of bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds and sovereign bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

		Valuation
Australia/New Zealand Fund		Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$492,315	$12,337,528	$—	$12,829,843
Money Market Funds	101,232	—	—	101,232
Total	$593,547	$12,337,528	$—	$12,931,075

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

		Valuation
Africa Fund		Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,600,328	$5,112,883	$—	$6,713,211
Sovereign Bonds	—	92,522	—	92,522
Money Market Funds	124,034	—	—	124,034
Total	$1,724,362	$5,205,405	$—	$6,929,767

		Valuation
Japan Fund		Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$—	$7,543,204	$—	$7,543,204
Corporate Bonds	—	87,216	—	87,216
Money Market Funds	41,518	—	—	41,518
Total	$41,518	$7,630,420	$—	$7,671,938

		Valuation
Global Fund		Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$16,966,715	$—	$—	$16,966,715
Money Market Funds	362,840	—	—	362,840
Total	$17,329,555	$—	$—	$17,329,555

		Valuation
Real Estate Securities Fund		Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,043,006	$—	$—	$15,043,006
U.S. Government & Agencies	—	555,627	—	555,627
Money Market Funds	561,952	—	—	561,952
Total	$15,604,958	$555,627	$—	$16,160,585

(a)	For a detailed breakout by industry or country, please refer to the Schedules of Investments. All level 2 positions are classified as such from fair value factor adjustments as of April 30, 2026 as described in the Note above.

C) Currency Translation − For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

D) Allocations of Expenses − Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments − Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on bonds purchased are amortized over the life of the bonds using the effective interest method (which may include maturity or call date). Interest income and estimated expenses are accrued daily. Non-cash income, if any, is recorded at the fair market value of the securities received.

F) Federal Income Taxes − It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

G) Distributions to Shareholders − The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryforwards) annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees − Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the six months ended April 30, 2026, the Australia/New Zealand Fund and Africa Fund had contributions to capital due to redemption fees in the amount of $302 and $4,014, respectively.

I) Option Accounting Principles − A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received. During and as of the six months ended April 30, 2026, the Funds had no written options.

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid. During and as of the six months ended April 30, 2026, the Funds had no purchased options.

J) Forward Currency Contracts − Forward currency contracts may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency contracts include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the six months ended April 30, 2026, the Funds held no forward currency contracts.

K) Use of Estimates − The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 − Related Party Transactions and Other Arrangements

A) Investment Advisor − The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor. Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

The Advisor entered into an expense limitation agreement through February 28, 2027, under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and the Japan Fund, respectively. The Advisor may not terminate this arrangement prior to February 28, 2027, unless the investment advisory agreement is terminated. The Africa Fund and the Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived. As of April 30, 2026, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts as follows:

Recoverable Through	Africa Fund	Japan Fund
October 31, 2026	$43,894	$50,466
October 31, 2027	$81,485	$93,739
October 31, 2028	$88,793	$103,227
April 30, 2029	$41,514	$46,183

Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent –Ultimus Fund Solutions, LLC (the “Administrator”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – Ultimus Fund Distributors, LLC (the “Distributor”), an affiliate of the Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds and the servicing of the Funds’ shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution (12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board has currently authorized each Fund to pay out only 0.25% under its Plan. If

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

the Board’s intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel − Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 − Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six months ended April 30, 2026, were as follows:

	Commonwealth				Commonwealth
	Australia/New		Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
Purchases	$406,139	$680,449	$174,348	$169,005	$379,004
Sales	1,111,037	48,090	512,105	750,838	582,113

There were no long-term purchases or sales for U.S. Government Obligations for any of the Funds during the six months ended April 30, 2026.

Note 6 − Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying security price rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Note 7 – Tax Matters

At April 30, 2026, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

					Real Estate
	Australia/New				Securities
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Fund
Gross unrealized appreciation	$6,333,901	$2,678,826	$4,113,638	$10,434,181	$8,206,264
Gross unrealized depreciation	(541,535)	(285,157)	(218,937)	(34,021)	(114,091)
Net unrealized appreciation (depreciation) on investments	$5,792,366	$2,393,669	$3,894,701	$10,400,160	$8,092,173
Tax cost of investments	$7,138,709	$4,536,098	$3,777,237	$6,929,395	$8,068,412

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, straddle deferrals and passive foreign investment companies (‘PFICs’’).

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

As of October 31, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

					Real Estate
	Australia/New				Securities
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Fund
Undistributed ordinary income	$68,582	$246,249	$86,115	$—	$35,875
Undistributed long-term capital gains	—	—	—	584,366	396,083
Tax accumulated earnings	68,582	246,249	86,115	584,366	431,958
Accumulated capital and other losses	(90,626)	(962,127)	(23,721)	(61,849)	—
Unrealized appreciation on investments	6,127,279	1,418,199	2,668,799	10,250,850	7,616,997
Total accumulated earnings	$6,105,235	$702,321	$2,731,193	$10,773,367	$8,048,955

The tax character of distributions paid during the tax year ended October 31, 2025 were as follows:

	Australia/New
	Zealand Fund	Africa Fund	Japan Fund
Distributions paid from:
Ordinary income(a)	$123,174	$157,934	$34,024
Long-term capital gains	$34,907	$—	$—
Total distributions paid	$158,081	$157,934	$34,024

		Real Estate
		Securities
	Global Fund	Fund
Distributions paid from:
Ordinary income(a)	$—	$5,636
Long-term capital gains	$547,611	$283,559
Total distributions paid	$547,611	$289,195

As of October 31, 2025, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Non-Expiring
	Short-Term	Long-Term
Australia/New Zealand Fund	$25,773	$64,853
Africa Fund	16,130	945,997
Japan Fund	23,721	—
Global Fund	—	—
Real Estate Securities Fund	—	—

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of October 31, 2025, the Global Fund had $61,849 of qualified late-year ordinary losses, which were deferred until fiscal year 2025 for tax purposes. Net late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the Funds financial positions or results of operations. For the six months ended April 30, 2026, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the Funds.

Note 8− Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). This Agreement shall expire on July 31, 2026. Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $1,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee upon contract renewal in an amount equal to $1,000. Any principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate of 0.300%.

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the six months ended April 30, 2026, were as follows:

		Average Interest
	Average Principal	Rate
Australia/New Zealand Fund	$128,052	6.92%
Japan Fund	$73,086	6.75%

During the six months ended April 30, 2026, the Australia/New Zealand Fund and Japan Fund paid $74 and $14, respectively, in interest on borrowings and overdrafts. There were no borrowings outstanding under the Agreement as of April 30, 2026. The Funds only utilize the line of credit for draws greater than $50,000.

Note 9 − Contractual Obligations

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 10 − Concentration of Market Risk

The Australia/New Zealand Fund invests primarily in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

As of April 30, 2026, the Australia/New Zealand Fund held approximately 13% of its net assets in South Port New Zealand Ltd. Due to the large position, an increase or decrease in the value of this security may have a greater impact on the Australia/New Zealand Fund’s net asset value and total return than if the Australia/New Zealand Fund did not focus as much in this particular security.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader

Commonwealth International Series Trust
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

region may not be exposed. The Africa Fund is highly dependent on the state of economics of countries throughout Africa and, Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 11 − Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to the Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on December 18, 2025, held in person, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one-year term.

Legal Counsel reviewed with the Board a memorandum and summarized for the Trustees, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the Gartenberg and Harris cases. Discussion included a review of the following material factors with respect to each of the Funds: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements was discussed during meetings of the Governance, Nomination and Compensation Committee (“GNC Committee”) held as follows: at a meeting of the GNC Committee held on November 21, 2025; during a meeting of the GNC Committee held on December 18, 2025; and at various other times that the Independent Trustees met informally.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board, acting directly or through its committees, requested and was provided with

Additional Information (Unaudited) (continued)

information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for each Fund’s performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; and (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, insurance coverages and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the effect of size on the Funds’ expenses; (iv) FCA’s efforts to promote and market the Funds; and (v) benefits to be realized by FCA from its relationship with the Funds (collectively, the “15(c) Materials”). The Board also discussed the financial position of FCA and its parent company, First Commonwealth Holdings, and the commitment of FCA and its principals to the Funds and to FCA. In their deliberations, the Board did not identify any particular factor that was most important in its consideration to approve the continuation of the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; and (iii) its efforts to promote and market the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to, retain qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; and FCA’s continued cooperation with the Independent Trustees, the Chief Compliance Officer and Counsel for the Funds. The Trustees evaluated FCA’s key professional personnel, including each person’s qualifications, education and experience. The Trustees noted that several of the officers of the Trust, including the Principal Executive Officer and President for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds. The Trustees considered the growth of the Funds during short- and long-term periods, both in terms of new sales and organically from positive performance. In this regard, the Trustees noted and considered future plans discussed by FCA to promote sales and growth in the Funds. After reviewing the foregoing information and further information in the 15(c) Materials (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Additional Information (Unaudited) (continued)

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short-and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as compiled by Broadridge using Morningstar’s data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to both the Australia/New Zealand Fund and the Africa Fund, the Trustees indicated their belief that the investment strategy of each Fund made it difficult to compare the investment performance of the Fund to other mutual funds. It was noted that Morningstar had categorized both the Australia/New Zealand Fund and the Africa Fund in the Miscellaneous Region peer group category (“Morningstar MR Category”). The Trustees noted that there were no other registered investment companies in the Miscellaneous Region Morningstar peer group that had the same investment objective and strategies as the Australia/New Zealand Fund and the Africa Fund. The Trustees also noted that the custom peer groups compiled by Broadridge were derived from each Fund’s Morningstar category, with inclusion of funds that invest a percentage of their portfolio in the relevant geographic region to that of the Fund. With respect to the Global Fund, the Trustees noted that Morningstar categorized the Fund in the Global Large-Stock Blend category (“Morningstar Global LSB Category”). With respect to the Japan Fund, the Trustees noted that Morningstar categorized the Fund in the Japan Stock category (“Morningstar JS Category”), and that the custom peer group compiled by Broadridge was derived from this category, as well as peers from other Morningstar categories and funds that invest a percentage of their portfolio in Japanese stock. With respect to the Real Estate Securities Fund, the Trustees noted that Morningstar categorized the Fund in the Real Estate category (“Morningstar RE Category”). Additionally, with regard to the Morningstar peer group comparative data presented, the Trustees discussed the Morningstar peer group category assignments, Broadridge’s custom peer groups, and the appropriateness of those comparisons. In their discussions of each Fund’s performance, the Trustees considered the Adviser’s implementation of each Fund’s investment strategy. The Trustees also discussed the comparison of each Fund’s performance to its respective benchmark index as a supplemental tool to measure the overall performance of the Funds. At the conclusion of the discussion, the Trustees agreed that the unique and specific foreign investment strategies of the Funds do not fit well into predefined Morningstar peer group categories with respect to the Australia/ New Zealand Fund and the Africa Fund.

With respect to the Australia/New Zealand Fund, the Trustees considered the overall relative performance of the Fund on a short- and long-term basis in comparison to the Morningstar MR Category and Broadridge custom peer group. They noted that the Australia/New Zealand Fund underperformed the medians of the Morningstar MR Category and the Broadridge custom peer group for the one-, three-, five- and ten-year periods ended September 30, 2025. The Trustees observed that the Australia/New Zealand Fund outperformed compared to NZX 50 Index for the one- and five-year periods, and underperformed compared to the index for the three- and ten-year periods ended September 30, 2025. The Trustees also observed that the Australia/New Zealand Fund underperformed compared to the MSCI ACWI Ex-USA Index for the one-, three-, five- and ten-year periods ended September 30, 2025.

With respect to the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to the Morningstar MR Category and the Broadridge custom peer group on a short-and long-term basis. The Trustees noted that the Africa Fund outperformed the medians of the Morningstar MR Category

Additional Information (Unaudited) (continued)

and the Broadridge custom peer group for the one-, three-, and five-year periods ended September 30, 2025, but underperformed the median of the Morningstar MR Category and the Broadridge custom peer group for the ten-year period ended September 30, 2025. The Trustees observed that the Africa Fund outperformed the MSCI Emerging Markets Index for the one-, three-and five-year periods ended September 30, 2025, but that the Fund underperformed compared to the index for the ten-year period ended September 30, 2025. The Trustees further observed that the Africa Fund outperformed the Dow Jones Africa Titans 50 Index for the five-year period ended September 30, 2025, but underperformed compared to the index for the one-, three-, and ten-year periods ended September 30, 2025.

With respect to the Japan Fund, the Trustees reviewed the Japan’s Fund’s performance compared to the Morningstar JS Category and the Broadridge custom peer group on a short- and long-term basis. The Trustees noted that the Japan Fund underperformed the medians of both the Morningstar JS Category and the Broadridge custom peer group for the one-, three-, five- and ten-year periods ended September 30, 2025. Additionally, the Trustees noted that the Japan Fund underperformed its comparative index, Tokyo Stock Price Index, for the one-, three-, five- and ten-year periods ended September 30, 2025.

With respect to the Global Fund, the Trustees reviewed the Global Fund’s performance compared to the Morningstar Global LSB Category and the Broadridge custom peer group on a short- and long-term basis. The Trustees observed that the Global Fund underperformed the medians of the Morningstar Global LSB Category and the Broadridge custom peer group for the one-, three-, five-and ten-year periods ended September 30, 2025. Further, the Trustees observed that the Global Fund underperformed the MSCI World Index and the MSCI ACWI Index for the one-, three-, five- and ten-year periods ended September 30, 2025.

With respect to the Real Estate Fund, the Trustees reviewed the Fund’s performance compared to the Morningstar RE Category and the Broadridge custom peer group on a short- and long-term basis. The Trustees noted that the Real Estate Fund outperformed the medians of the Morningstar RE Category and Broadridge custom peer group for the three-, five- and ten-year periods ended September 30, 2025, but the Fund underperformed compared to the median of the Morningstar RE Category and Broadridge custom peer group for the one-year period ended September 30, 2025. The Trustees noted that the Real Estate Fund outperformed the MSCI US REIT index for the three-, five-, and ten-year periods ended September 30, 2025, but underperformed compared to the index for the one-year period ended September 30, 2025.

After reviewing and discussing the short- and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, the Adviser’s implementation of each Fund’s investment strategy, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that each Fund’s investment performance was acceptable.

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) a discussion with FCA regarding its financial condition and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of each of the Funds; (3) the overall expenses of the Funds; and (4) the nature

Additional Information (Unaudited) (continued)

and frequency of advisory fee payments. The Trustees also considered potential benefits for FCA in managing the Funds. The Trustees also noted that FCA continues to be unprofitable with regard to its relationship with the Funds.

The Trustees then compared the advisory fees, total gross operating expenses and total net operating expenses of the Funds to other comparable mutual funds. The Trustees observed that the advisory fee of the Australia/New Zealand Fund was below the average and median advisory fee of the Morningstar MR Category and equal to the median and average of the Broadridge custom peer group. The Trustees observed that the advisory fee of the Africa Fund was below the average and median of the Morningstar MR Category and the Broadridge custom peer group. The Trustees noted that the advisory fee of the Global Fund was above the average and median advisory fee of the Morningstar Global LCB Category and equal to the average and below the median of the Broadridge custom peer group. The Trustees noted that the advisory fee of the Japan Fund was above the average and median advisory fee of the Morningstar JS Category and below the average and median of the Broadridge custom peer group. The Trustees noted that the advisory fee of the Real Estate Fund was below the average and equal to the median advisory fee of the Morningstar RE Category and was below the average and median of the Broadridge custom peer group.

The Trustees noted that the Australia/New Zealand Fund’s total gross operating expenses and total net operating expenses were above the medians and averages of both the Morningstar MR Category and the Broadridge custom peer group. The Trustees noted that the Africa Fund’s total gross operating expenses and total net operating expenses were above the medians and averages of both the Morningstar MR Category and the Broadridge custom peer group. The Trustees noted that the Global Fund’s total gross operating expenses and total net operating expenses were above the medians and averages of both the Morningstar Global LSB Category and the Broadridge custom peer group. The Trustees noted that the Japan Fund’s total gross operating expenses were above the median and below the average of the Morningstar JS Category. The Trustees also noted that Japan Fund’s total gross operating expenses were above the median and average of the Broadridge custom peer group. The Trustees noted that the Japan Fund’s total net operating expenses were above the medians and averages of both the Morningstar JS Category and the Broadridge custom peer group. The Trustees noted that the total gross operating expenses and total net operating expenses of the Real Estate Fund were above the averages and medians of both the Morningstar RE Category and the Broadridge custom peer group. The Trustees discussed how relatively smaller asset levels of the Funds may limit meaningful comparisons with other funds. The Trustees further considered that the Adviser had contractually agreed to waive fees or reimburse expenses of the Africa Fund and Japan Fund pursuant to an Expense Limitation Agreement, which would reduce expenses for shareholders. The Trustees noted the Funds have a small asset size relative to their Morningstar category peers and incur higher fixed costs. The Board concluded that although the gross and net total operating expenses of each Fund were higher in certain instances compared to the averages and medians of the respective Morningstar categories and the Broadridge custom peer groups, such expenses were unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds.

Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Additional Information (Unaudited) (continued)

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that the advisory fee for the Funds would remain the same at all asset levels. The Trustees recognized that FCA put in place a contractual fee waiver for the Africa Fund and the Japan Fund. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar payments with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts, noting that FCA’s separately managed accounts have different investment objectives and are not actively invested in the same investments as the Funds, as such FCA does not aggregate the Fund’s account trades with those of the separately managed accounts; and (iv) the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, and after further review, discussion and determination that the best interests of the Funds’ shareholders were served by the renewal of the Agreements, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds for an additional one-year period.

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the ’‘Commission’’) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’ website at http://www.sec.gov and on the Funds’ website at www.commonwealthfunds.com.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. A Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Included under Item 7.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable.

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar
President and Principal Executive Officer

Date:	7/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar
President and Principal Executive Officer

Date:	7/2/2026

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer

Date:	7/2/2026